CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 496,204,796	$ 319,218,155
Restricted cash	145,729,818	168,384,344
Accounts receivable	3,076,118	20,805,939
Other receivables	27,413,310	13,351,674
Other deposits and prepayments	105,426,782	60,006,141
Advances to suppliers	11,028,071	13,578,649
Real estate property held for sale	11,191,200
Real estate property development completed	3,158,358	6,775,141
Real estate property under development	722,819,462	761,871,391
Amounts due from employees	133,377	20,750
Other current assets	161,412	638,047
Total current assets	1,526,342,704	1,364,650,231
Real estate properties held for lease, net	23,203,826	18,526,504
Property and equipment, net	1,576,146	2,980,536
Restricted deposit	11,168,562
Other long-term investment	241,648	241,648
Deferred tax assets	1,598,717	1,306,930
Other assets	2,249,003	2,907,777
TOTAL ASSETS	1,566,380,606	1,390,613,626
Current liabilities:
Accounts payable	241,894,286	235,911,354
Short-term bank loans and other debt	113,065,643	42,949,816
Customer deposits	50,200,608	69,523,639
Income tax payable	75,877,028	69,908,624
Deferred tax liabilities	13,612,069	22,175,358
Advances payable to President/CEO	64,721,393	50,970,495
Payroll and welfare payable	9,662,545	7,017,967
Current portion of long-term bank loans and other debt	166,081,678	129,402,796
Total current liabilities	735,115,250	627,860,049
Long-term bank loans	35,000,000	73,481,566
Deferred tax liabilities	5,884,619
Unrecognized tax benefits	8,842,239	13,824,326
Other long-term debt		39,708,981
Total liabilities	784,842,108	754,874,922
Commitments and contingencies
Shareholders' equity
Common shares, US$0.0001 par value: Authorized-500,000,000; shares issued and outstanding-141,938,398 shares for 2012 (2011: 145,863,676 shares)	15,358	15,341
Treasury shares	(13,667,122)	(7,958,841)
Additional paid-in capital	511,964,127	509,713,488
Statutory reserves	49,622,317	33,579,209
Retained earnings	151,603,798	19,418,841
Accumulated other comprehensive income	82,000,020	79,859,172
Total Xinyuan Real Estate Co., Ltd shareholders' equity	781,538,498	634,627,210
Non-controlling interest		1,111,494
Total equity	781,538,498	635,738,704
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,566,380,606	$ 1,390,613,626